Filed Pursuant to Rule 497(e)
Registration No. 333-197427; 811-22980
ANGEL OAK HIGH YIELD OPPORTUNITIES FUND
ANGEL OAK MULTI-STRATEGY INCOME FUND
ANGEL OAK TOTAL RETURN BOND FUND
ANGEL OAK ULTRASHORT INCOME FUND

(each, a “Fund” and collectively, the “Funds”)
each, a series of Angel Oak Funds Trust

January 10, 2024

Supplement to the Summary Prospectuses and Prospectus dated May 31, 2023, each as supplemented to date

This supplement provides updated information beyond that contained in the Summary Prospectuses and Prospectus and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective May 31, 2024 (the “Effective Date”), the portfolio manager information in the “Portfolio Management – Portfolio Managers” section of each Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Angel Oak High Yield Opportunities Fund

Portfolio Managers.

Nichole Hammond, CFA®, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since 2017.

Matthew R. Kennedy, CFA®, Head of Corporate Credit and Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since its inception in 2009.

Berkin Kologlu, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since 2016.

Sreeniwas (Sreeni) V. Prabhu, Managing Partner, Co-CEO, and Group Chief Investment Officer of the Adviser, has been a portfolio manager of the Fund since 2016.

Namit Sinha, Managing Director and Chief Investment Officer of the private strategies of the Adviser, has been a portfolio manager of the Fund since 2024.

Clayton Triick, CFA®, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since 2023.

Angel Oak Multi-Strategy Income Fund

Portfolio Managers.

Berkin Kologlu, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since 2013.

Kin Lee, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since 2016.

Sreeniwas (Sreeni) V. Prabhu, Managing Partner, Co-CEO, and Group Chief Investment Officer of the Adviser, has been a portfolio manager of the Fund since 2015.

Namit Sinha, Managing Director and Chief Investment Officer of the private strategies of the Adviser, has been a portfolio manager of the Fund since 2024.

Clayton Triick, CFA®, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since 2019.

Angel Oak Total Return Bond Fund

Portfolio Managers.

Nichole Hammond, CFA®, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since 2023.

Matthew Kennedy, CFA®, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since 2023.

Namit Sinha, Managing Director and Chief Investment Officer of the private strategies of the Adviser, has been a portfolio manager of the Fund since 2024.

Clayton Triick, CFA®, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since its inception in 2021.

Angel Oak UltraShort Income Fund

Portfolio Managers.

Sreeniwas (Sreeni) V. Prabhu, Managing Partner, Co-CEO, and Group Chief Investment Officer of the Adviser, has been a portfolio manager of the Fund since its inception in 2018.

Namit Sinha, Managing Director and Chief Investment Officer of the private strategies of the Adviser, has been a portfolio manager of the Fund since 2024.

Clayton Triick, CFA, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since its inception in 2018.

In addition, on the Effective Date, the “Portfolio Managers” section of the Funds’ Prospectus is deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

The Adviser’s investment team includes:

Nichole Hammond, CFA®, is a Senior Portfolio Manager of the Adviser and Portfolio Manager of the High Yield Fund and Total Return Bond Fund. Ms. Hammond has over 20 years’ experience in the corporate bond market across multiple industrial and financial subsectors. Prior to joining the Adviser in 2017, Ms. Hammond spent 15 years at Wells Capital Management (since sold to Allspring Global Investments). Ms. Hammond was most recently a Senior Analyst for Wells Capital Management’s Montgomery Core Fixed Income team, responsible for research and investment strategy in the corporate bond portfolio with a focus on global financials. Ms. Hammond holds a B.A. in Business Administration, specializing in Finance, from the University of Washington. She also holds the Chartered Financial Analyst (CFA®) designation and is a member of the CFA® Institute.

Matthew R. Kennedy, CFA®, is Head of Corporate Credit and Senior Portfolio Manager of the Adviser and Portfolio Manager of the High Yield Fund and Total Return Bond Fund. Mr. Kennedy has over 20 years of capital markets and asset management experience. Prior to joining the Adviser in 2016, Mr. Kennedy spent seven years as a portfolio manager with Rainier Investment Management, LLC, where he served as Director of Fixed Income Management and was responsible for managing the Predecessor High Yield Fund among other clients. Mr. Kennedy began his investment career in 1995 at GE Financial Assurance, where he served as a Senior Analyst and made investment recommendations for investment grade, high yield, and private placement portfolios. From 1991 through 1994, he was a CPA and Auditor at Deloitte & Touche. Mr. Kennedy is a member of the CFA Institute and the Seattle Society of Financial Analysts. He holds the Chartered Financial Analyst designation. Mr. Kennedy received his Bachelor of Arts degree in Business Administration, with specializations in Finance and Accounting, from Washington State University.

Berkin Kologlu is a Senior Portfolio Manager of the Adviser and Portfolio Manager of the High Yield Fund and the Multi-Strategy Income Fund. Mr. Kologlu has over 20 years’ experience in fixed income products and focuses on building and managing strategies within the Collateralized Loan Obligation (CLO) market. He spent the previous six years as an Executive Director at UBS, covering structured products and client solutions. Prior to UBS, Mr. Kologlu worked at Bank of America, where he focused on the structuring and marketing of CLOs and synthetic CDOs backed by corporate credit. Before Bank of America, Mr. Kologlu worked in Turkey as a commercial banker, where he was responsible for lending to large cap corporations. He received his MBA from Duke University’s Fuqua School of Business and his B.S. in Civil Engineering from Bogazici University in Istanbul, Turkey.

Kin Lee is a Senior Portfolio Manager of the Adviser and Portfolio Manager of the Multi-Strategy Income Fund. Mr. Lee focuses on building and managing strategies within the Commercial Mortgage-Backed Securities (CMBS) market. Mr. Lee began his career in 1993 and most recently served as Executive Director at Nomura Securities International from 2012 until he joined the Adviser in 2014. He also held the previous role of Head of CMBS Trading for both Mizuho Securities and RBS Greenwich Capital. Mr. Lee also worked in CMBS trading with Credit Suisse and Donaldson, Lufkin, & Jenrette. Mr. Lee holds a B.S. in Industrial Management and Economics from Carnegie Mellon University.

Johannes Palsson is a Senior Portfolio Manager of the Adviser and Portfolio Manager of the Financials Income Impact Fund. Mr. Palsson’s primary focus is on investment research and management of community and regional bank debt across the Adviser’s investment strategies. Prior to joining Angel Oak in 2011, Mr. Palsson served as Chief Financial Officer for The Brand Banking Company, where he managed the overall finance function. He began his career at SunTrust Robinson Humphrey in 1996, where the scope of his responsibilities included interest rate risk modeling and investment strategies. Mr. Palsson holds a B.S. degree in Finance from Georgia State University and an M.B.A. from Emory University’s Goizueta Business School.

Kevin Parks is a Portfolio Manager at the Adviser and a Portfolio Manager of the Financials Income Impact Fund. Prior to joining the Adviser in 2020, Mr. Parks was the founder and Chief Investment Officer of Parks Capital Management, LLC, where he managed a long/short equity fund focused on small-cap community banks and served as sub-adviser to the Financials Income Impact Fund. From 2009 through 2015, Mr. Parks was an analyst at Hildene Capital Management, focused on distressed structured credit. In addition to analyzing structured products such as TruPS, CDOs, and CLOs, Mr. Parks also helped monitor the underlying collateral of the firm’s structured products investments. He also analyzed some of Hildene’s niche investments in TARP, single-name distressed TruPS, and micro-cap bank equities. Mr. Parks graduated Summa Cum Laude from Syracuse University with a B.S. in Finance and a minor in Public Communications. He earned his M.B.A. from New York University’s Stern School of Business with a concentration in Law & Business and Entrepreneurship.

Cheryl Pate, CFA®, is a Senior Portfolio Manager at the Adviser and a Portfolio Manager of the Financials Income Impact Fund. Ms. Pate has more than 15 years’ experience in financial services and primarily focuses on investment research in the community and regional bank debt space. Ms. Pate joined the Adviser in 2017 from Morgan Stanley, where she spent 10 years in equity research focusing on the financial sector. Ms. Pate led the Consumer & Specialty Finance research team as an Executive Director and Senior Lead Analyst. Ms. Pate’s research coverage included the consumer finance, specialty finance, mortgage servicing/originations, mortgage REIT, payments, fintech and banking industries. Ms. Pate holds a B.S. in Commerce (Finance) from the University of British Columbia and an M.B.A. from Duke University’s Fuqua School of Business.

Sreeniwas (Sreeni) V. Prabhu is co-founder, Managing Partner and Group Chief Investment Officer of the Adviser and a Portfolio Manager of each Fund, except the Total Return Bond Fund. Prior to co-founding the Adviser in 2009, Mr. Prabhu was the Chief Investment Officer of the $25 billion investment portfolio at Washington Mutual Bank for three years and was also part of the macro asset strategy team at the bank. Prior to joining Washington Mutual Bank, Mr. Prabhu worked for six years at SunTrust Bank in Atlanta, where he was responsible for investment strategies and served as head portfolio manager for the $3 billion commercial mortgage backed securities portfolio. He began his career at SunTrust in 1998 as a bank analyst focused on asset/liability management and liquidity strategies. Mr. Prabhu holds a B.B.A. in Economics from Georgia College and State University and an M.B.A. in Finance from Georgia State University.

Namit Sinha is a Managing Director and Chief Investment Officer of the private strategies of the Adviser and a Portfolio Manager of each Fund, except the Financials Income Impact Fund. Mr. Sinha has over 15 years of experience in fixed income products including structured credit. Prior to Angel Oak, Mr. Sinha spent four years as Senior Vice President at Canyon Capital and established the residential loan trading business in addition to covering its structured products operations. Prior to joining Canyon, Mr. Sinha worked at Nomura as Executive Director of Mortgage Trading and was involved in the acquisition and financing of non-performing loans, reperforming loans, non-qualified mortgages, and prime jumbo loans. Prior to that, Mr. Sinha worked at both Lehman Brothers and Barclays as a non-agency whole loan trader. Mr. Sinha holds an M.S. from Rutgers University, and a Bachelor of Technology degree from the Indian Institute of Technology Bombay in Mumbai, India.

Clayton Triick, CFA®, is a Senior Portfolio Manager of the Adviser and a Portfolio Manager of each Fund, except the Financials Income Impact Fund. Mr. Triick is a portfolio manager within the asset-backed securities markets within the structured products group and focuses on cross asset allocation and interest rate risk management of Angel Oak funds, the short duration strategies, and institutional separately managed accounts. Mr. Triick has been in the investment management industry since 2008 and has experience across multiple sectors of fixed income. Prior to joining Angel Oak in 2011, Mr. Triick worked for YieldQuest Advisors, where he was a member of the investment committee focusing on interest rate risk, currency risk, and commodity of the portfolios alongside directly managing the closed-end fund allocations within portfolios and individual accounts. Mr. Triick holds a B.B.A. in Finance from the Farmer School of Business at Miami University in Oxford, Ohio and holds the Chartered Financial Analyst (CFA®) designation.

The Funds’ SAI provides additional information about each Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Funds.

Please retain this Supplement with your Summary Prospectuses and Prospectus for future reference.

Filed Pursuant to Rule 497(e)
Registration No. 333-197427; 811-22980

ANGEL OAK HIGH YIELD OPPORTUNITIES FUND
ANGEL OAK MULTI-STRATEGY INCOME FUND
ANGEL OAK TOTAL RETURN BOND FUND
ANGEL OAK ULTRASHORT INCOME FUND

(each, a “Fund” and collectively, the “Funds”)
each, a series of Angel Oak Funds Trust

January 10, 2024

Supplement to the Statement of Additional Information (“SAI”) dated May 31, 2023, as supplemented to date

This supplement provides updated information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective May 31, 2024, the portfolio manager information in the “Management – About the Portfolio Managers” section of the Funds’ SAI is deleted in its entirety and replaced with the following:

About the Portfolio Managers

The following table shows which Portfolio Managers are jointly and primarily responsible for the day-to-day management of each Fund.

Name of Portfolio Manager	Financials Income Impact Fund	High Yield Opportunities Fund	Multi-Strategy Income Fund	Total Return Bond Fund	UltraShort Income Fund
Nichole Hammond		X		X
Matthew R. Kennedy		X		X
Berkin Kologlu		X	X
Kin Lee			X
Johannes Palsson	X
Kevin Parks	X
Cheryl Pate	X
Sreeniwas (Sreeni) V. Prabhu	X	X	X		X
Namit Sinha		X	X	X	X
Clayton Triick		X	X	X	X
As of October 31, 2023, the Portfolio Managers were responsible for managing the following types of accounts for the Adviser, other than the Fund(s) for which they serve as a portfolio manager:
Nichole Hammond

Number and Assets of Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
2	0	0	0	0	0
$179.99 million	$0	$0	$0	$0	$0

Matthew R. Kennedy

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
3	2	0	0	1	0
$273.25 million	$157.03 million	$0	$0	$110.66 million	$0
Berkin Kologlu

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
3	2	5	0	1	0
$273.25 million	$157.03 million	$457.23 million	$0	$110.66 million	$0
Kin Lee

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
2	4	2	0	3	0
$179.99 million	$204.91 million	$228.25 million	$0	$158.55 million	$0
Johannes Palsson

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
3	2	5	0	1	0
$518.69 million	$41.26 million	$437.44 million	$0	$16.77 million	$0
Kevin Parks

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
1	1	0	0	1	0
$338.71 million	$5.68 million	$0	$0	$5.68 million	$0
Cheryl Pate

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
3	2	5	0	1	0
$518.69 million	$41.26 million	$437.44 million	$0	$16.77 million	$0

Sreeniwas (Sreeni) V. Prabhu

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
2	17	0	0	14	0
$431.97 million	$2.44 billion	$0	$0	$2.03 billion	$0
Namit Sinha

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
6	15	0	0	13	0
$376.16 million	$2.38 billion	$0	$0	$2.01 billion	$0
Clayton Triick

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
6	2	4	0	1	0
$376.16 million	$157.03 million	$275.94 million	$0	$110.66 million	$0

Compensation: The Portfolio Managers receive an annual base salary from the Adviser. Each of the Portfolio Managers is eligible to receive a discretionary bonus, which is based on: profitability of the Adviser; assets under management; investment performance of managed accounts; compliance with the Adviser’s policies and procedures; contribution to the Adviser’s goals and objectives; anticipated compensation levels of competitor firms; effective research; role and responsibilities; client satisfaction; asset retention; teamwork; leadership; and risk management. Mr. Prabhu has an ownership interest in the Adviser and the Adviser’s parent company and may receive distributions from the Adviser, which may come from profits generated by the Adviser. Some Portfolio Managers have profit interest units in the Adviser’s parent company in addition to their salary, bonus, and benefits package. These units participate in firm-wide profits and also convey capital value in the event of certain scenarios.

Potential Conflicts of Interest: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Adviser may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Funds may abuse their fiduciary duties to the Funds.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Funds may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

With respect to securities transactions for clients, the Adviser determines which broker to use to execute each order. However, the Adviser may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Funds. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

From time to time, the Adviser may make investments at different levels of an issuer’s or borrower’s capital structure (including but not limited to investments in debt versus equity). In managing such investments, the Adviser will consider the interests of the Fund’s shareholders in deciding what actions to take with respect to a given issuer or borrower. These potential conflicts of interests may become more pronounced in situations in which an issuer or borrower experiences financial or operational challenges, or as a result of a Fund’s use of certain investment strategies, including small capitalization, emerging market, distressed or less liquid strategies.

Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

Potential Restrictions and Issues Related to Material Non-Public Information: The Adviser and its affiliates may acquire confidential or material non-public information, and as a result, the Adviser may be restricted from trading in certain securities and instruments. The Adviser will not be free to divulge, or to act upon, any such confidential or material non-public information and, due to these restrictions, the Adviser may be unable to initiate a transaction for a Fund’s account that it otherwise might have initiated. As a result, a Fund may be frozen in an investment position that it otherwise might have liquidated or closed out or may not be able to acquire a position that it might otherwise have acquired.

The following shows the dollar amount ranges of the portfolio managers’ beneficial ownership of shares of the Fund(s) they manage as of October 31, 2023.

Portfolio Manager	Dollar Range of Equity Securities in the
	Financials Income Impact Fund	High Yield Opportunities Fund	Multi-Strategy Income Fund	Total Return Bond Fund	UltraShort Income Fund
Nichole Hammond	N/A	None	N/A	None	N/A
Matthew R. Kennedy	N/A	$500,001 - $1,000,000	N/A	None	N/A
Berkin Kologlu	N/A	None	None	N/A	N/A
Kin Lee	N/A	N/A	$50,001 - $100,000	N/A	N/A
Johannes Palsson	$50,001 - $100,000	N/A	N/A	N/A	N/A
Kevin Parks	None	N/A	N/A	N/A	N/A
Cheryl Pate	None	N/A	N/A	N/A	N/A
Sreeni V. Prabhu	$500,001 - $1,000,000	None	None	N/A	$500,001 - $1,000,000
Namit Sinha	N/A	None	None	None	None
Clayton Triick	N/A	None	None	None	$100,001 - $500,000
Please retain this Supplement with your SAI for future reference.